AMCAP Fund®
Investment portfolio
November 30, 2023
unaudited

Common stocks 95.82% Information technology 24.56%	Shares	Value (000)
Microsoft Corp.	13,932,615	$5,279,207
Broadcom, Inc.	2,680,407	2,481,333
Salesforce, Inc.[1]	4,526,230	1,140,157
Micron Technology, Inc.	10,601,631	806,996
ASML Holding NV	1,177,134	798,256
Palo Alto Networks, Inc.[1]	2,694,174	795,024
Apple, Inc.	4,107,293	780,180
NVIDIA Corp.	1,473,160	688,997
Adobe, Inc.[1]	1,087,329	664,369
ServiceNow, Inc.[1]	957,079	656,307
EPAM Systems, Inc.[1]	1,710,003	441,506
Marvell Technology, Inc.	7,030,352	391,802
Shopify, Inc., Class A, subordinate voting shares[1]	5,318,813	387,316
First Solar, Inc.[1]	2,352,569	371,188
Qorvo, Inc.[1]	3,634,201	350,700
Applied Materials, Inc.	2,101,973	314,834
Autodesk, Inc.[1]	1,177,331	257,165
NICE, Ltd. (ADR)[1,2]	1,343,369	254,904
Taiwan Semiconductor Manufacturing Co., Ltd.	12,390,000	228,842
SAP SE	1,103,566	174,755
Snowflake, Inc., Class A1	923,598	173,341
Arista Networks, Inc.[1]	690,346	151,676
Accenture PLC, Class A	411,012	136,925
Cognex Corp.	3,501,934	132,023
Atlassian Corp., Class A1	616,596	117,739
HubSpot, Inc.[1]	234,618	115,885
Intuit, Inc.	181,121	103,503
Monolithic Power Systems, Inc.	181,215	99,436
Fair Isaac Corp.[1]	79,525	86,491
Constellation Software, Inc.	34,745	81,612
Fabrinet, non-registered shares[1]	456,914	73,974
Datadog, Inc., Class A1	499,991	58,284
Trimble, Inc.[1]	835,770	38,780
GoDaddy, Inc., Class A1	292,970	29,315
Dynatrace, Inc.[1]	500,652	26,810
BILL Holdings, Inc.[1]	236,078	15,456
CCC Intelligent Solutions Holdings, Inc.[1]	498,255	5,820
Stripe, Inc., Class B1,3,4	217,774	4,824
		18,715,732
Health care 17.90%
UnitedHealth Group, Inc.	3,610,145	1,996,302
Abbott Laboratories	13,011,963	1,357,018
Eli Lilly and Co.	2,178,038	1,287,308
Thermo Fisher Scientific, Inc.	2,263,466	1,122,136
Zoetis, Inc., Class A	3,880,028	685,485
AMCAP Fund — Page 1 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Alnylam Pharmaceuticals, Inc.[1]	3,326,323	$559,654
Insulet Corp.[1]	2,951,573	558,113
Danaher Corp.	2,436,432	544,080
BioMarin Pharmaceutical, Inc.[1]	5,927,008	539,832
Stryker Corp.	1,572,474	465,971
ICON PLC[1]	1,665,839	444,679
Regeneron Pharmaceuticals, Inc.[1]	533,290	439,330
Revvity, Inc.	4,811,721	427,762
DexCom, Inc.[1]	3,290,894	380,164
AstraZeneca PLC	2,095,904	267,931
AstraZeneca PLC (ADR)	1,385,789	89,508
IQVIA Holdings, Inc.[1]	1,445,985	309,585
Penumbra, Inc.[1]	1,167,199	259,223
Haemonetics Corp.[1,5]	2,623,702	212,179
Molina Healthcare, Inc.[1]	530,277	193,848
Mettler-Toledo International, Inc.[1]	173,394	189,334
Elevance Health, Inc.	331,194	158,804
agilon health, Inc.[1,2]	14,844,383	157,647
GE HealthCare Technologies, Inc.	1,998,163	136,794
Vertex Pharmaceuticals, Inc.[1]	356,967	126,655
Sarepta Therapeutics, Inc.[1]	1,542,091	125,341
Veeva Systems, Inc., Class A1	668,673	116,556
Masimo Corp.[1]	1,194,901	112,034
Edwards Lifesciences Corp.[1]	1,451,135	98,256
Humana, Inc.	196,816	95,428
Centene Corp.[1]	792,714	58,407
Catalent, Inc.[1]	1,180,839	45,876
IDEXX Laboratories, Inc.[1]	93,718	43,656
NovoCure, Ltd.[1]	3,078,869	37,778
		13,642,674
Consumer discretionary 16.37%
Amazon.com, Inc.[1]	14,415,803	2,106,005
Hilton Worldwide Holdings, Inc.	6,430,723	1,077,275
TopBuild Corp.[1,5]	2,262,731	669,271
Burlington Stores, Inc.[1,5]	3,554,041	602,730
Churchill Downs, Inc.[5]	4,940,132	571,919
MercadoLibre, Inc.[1]	339,513	550,167
DoorDash, Inc., Class A1	5,555,154	522,073
Floor & Decor Holdings, Inc., Class A1,2,5	5,532,763	507,410
Airbnb, Inc., Class A1	3,610,000	456,087
Williams-Sonoma, Inc.	2,197,979	412,209
Caesars Entertainment, Inc.[1]	8,232,783	368,170
Galaxy Entertainment Group, Ltd.	69,837,000	361,197
Flutter Entertainment PLC[1]	2,102,445	327,829
Flutter Entertainment PLC (CDI)[1]	81,756	12,768
NIKE, Inc., Class B	2,970,558	327,563
Chipotle Mexican Grill, Inc.[1]	137,128	301,990
NVR, Inc.[1]	46,797	288,054
Royal Caribbean Cruises, Ltd.[1]	2,660,947	285,945
Restaurant Brands International, Inc.	3,497,245	248,584
YETI Holdings, Inc.[1,5]	5,626,933	239,932
Five Below, Inc.[1]	1,095,469	206,452
Marriott International, Inc., Class A	993,496	201,382
LVMH Moët Hennessy-Louis Vuitton SE	241,716	184,886
AMCAP Fund — Page 2 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Wyndham Hotels & Resorts, Inc.	2,297,036	$177,653
CarMax, Inc.[1]	2,744,401	175,477
Tesla, Inc.[1]	669,051	160,626
Norwegian Cruise Line Holdings, Ltd.[1,2]	10,300,000	157,281
Helen of Troy, Ltd.[1,5]	1,399,457	146,985
Tractor Supply Co.	685,908	139,246
D.R. Horton, Inc.	1,051,231	134,211
Etsy, Inc.[1]	1,678,622	127,256
Darden Restaurants, Inc.	762,236	119,267
Aptiv PLC[1]	1,359,744	112,641
adidas AG	470,291	98,359
Evolution AB	608,145	62,957
Service Corp. International	299,724	18,364
Moncler SpA	207,600	11,497
		12,471,718
Industrials 13.09%
TransDigm Group, Inc.	1,977,792	1,904,357
Old Dominion Freight Line, Inc.	2,082,308	810,143
Copart, Inc.[1]	14,135,281	709,874
Carrier Global Corp.	13,259,284	688,952
RTX Corp.	7,441,688	606,349
Ceridian HCM Holding, Inc.[1,5]	8,248,232	568,303
XPO, Inc.[1,5]	5,961,730	514,378
General Electric Co.	4,221,352	514,161
United Rentals, Inc.	1,078,277	513,281
Saia, Inc.[1]	986,199	385,002
Ingersoll-Rand, Inc.	5,355,088	382,514
Woodward, Inc.	2,579,338	348,675
GFL Environmental, Inc., subordinate voting shares	9,633,935	276,494
Equifax, Inc.	1,114,679	242,677
Safran SA	1,293,804	226,765
AZEK Co., Inc. (The), Class A1	5,345,086	184,352
Uber Technologies, Inc.[1]	2,955,455	166,628
Delta Air Lines, Inc.	3,765,054	139,043
Airbus SE, non-registered shares	816,749	121,086
Northrop Grumman Corp.	240,793	114,415
ITT, Inc.	737,579	79,858
Armstrong World Industries, Inc.	930,094	78,881
NIBE Industrier AB, Class B	11,217,574	66,170
Caterpillar, Inc.	190,516	47,766
Veralto Corp.[1]	563,417	43,524
AMETEK, Inc.	269,506	41,835
Waste Connections, Inc.	256,371	34,736
MDA, Ltd.[1]	3,991,653	33,829
ManpowerGroup, Inc.	399,816	29,670
Waste Management, Inc.	140,000	23,939
TransUnion	402,241	23,620
Sun Country Airlines Holdings, Inc.[1]	1,444,120	21,922
Paylocity Holding Corp.[1]	133,398	20,899
Robert Half, Inc.	160,952	13,195
		9,977,293
AMCAP Fund — Page 3 of 9

unaudited
Common stocks (continued) Financials 8.77%	Shares	Value (000)
Mastercard, Inc., Class A	3,860,716	$1,597,680
MSCI, Inc.	1,271,304	662,159
LPL Financial Holdings, Inc.	1,610,012	357,906
Visa, Inc., Class A	1,371,850	352,126
Aon PLC, Class A	953,808	313,316
AIA Group, Ltd.	32,992,000	284,672
Marsh & McLennan Companies, Inc.	1,399,053	278,999
RenaissanceRe Holdings, Ltd.	1,270,492	272,343
Blackstone, Inc.	2,418,059	271,717
S&P Global, Inc.	633,830	263,566
BlackRock, Inc.	349,679	262,689
Stifel Financial Corp.	4,284,076	261,414
PNC Financial Services Group, Inc.	1,844,477	247,086
Kotak Mahindra Bank, Ltd.	11,676,500	245,792
Affirm Holdings, Inc., Class A1,2	6,945,308	238,988
Progressive Corp.	1,310,082	214,893
Apollo Asset Management, Inc.	1,777,843	163,562
Morgan Stanley	1,618,170	128,386
Blue Owl Capital, Inc., Class A2	9,260,542	124,832
Toast, Inc., Class A1	4,067,954	60,490
Houlihan Lokey, Inc., Class A	386,938	41,681
Arch Capital Group, Ltd.[1]	319,635	26,750
KKR & Co., Inc.	149,862	11,366
		6,682,413
Communication services 7.49%
Alphabet, Inc., Class A1	12,038,292	1,595,435
Alphabet, Inc., Class C1	7,345,379	983,693
Meta Platforms, Inc., Class A1	4,884,769	1,598,052
Netflix, Inc.[1]	1,709,498	810,251
Take-Two Interactive Software, Inc.[1]	1,890,441	299,068
Charter Communications, Inc., Class A1	553,770	221,580
Electronic Arts, Inc.	923,693	127,479
Tencent Holdings, Ltd.	1,429,600	59,846
Universal Music Group NV	465,035	12,270
		5,707,674
Consumer staples 4.02%
Philip Morris International, Inc.	9,197,828	858,709
Monster Beverage Corp.[1]	8,894,151	490,513
Constellation Brands, Inc., Class A	1,799,482	432,757
Dollar Tree Stores, Inc.[1]	2,622,792	324,151
Costco Wholesale Corp.	529,355	313,770
Dollar General Corp.	1,646,372	215,872
Chocoladefabriken Lindt & Sprüngli AG	1,119	136,728
Grocery Outlet Holding Corp.[1]	3,899,851	110,015
Estée Lauder Companies, Inc. (The), Class A	751,074	95,905
Diageo PLC	2,306,161	80,457
		3,058,877
Materials 1.98%
Linde PLC	1,636,765	677,244
Albemarle Corp.	2,376,611	288,212
Celanese Corp.	1,181,065	163,767
ATI, Inc.[1]	3,349,906	147,228
AMCAP Fund — Page 4 of 9

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Sherwin-Williams Co.	495,680	$138,196
Sika AG	349,676	94,716
		1,509,363
Real estate 0.85%
Equinix, Inc. REIT	338,519	275,896
CoStar Group, Inc.[1]	2,380,542	197,680
American Tower Corp. REIT	839,054	175,178
		648,754
Energy 0.79%
EOG Resources, Inc.	3,154,940	388,279
Schlumberger NV	4,106,092	213,681
		601,960
Total common stocks (cost: $44,462,427,000)		73,016,458
Preferred securities 0.18% Consumer discretionary 0.15%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	1,244,531	113,874
Information technology 0.03%
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3,4]	430,630	9,539
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3,4]	327,540	7,255
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3,4]	116,181	2,573
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	86,605	1,918
		21,285
Total preferred securities (cost: $148,480,000)		135,159
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	34,745	— [6]
Total rights & warrants (cost: $0)		—
Convertible stocks 0.06% Information technology 0.06%
Genesys Cloud Services Topco, LLC, Class P, convertible preferred shares[3,4]	52,280,000	25,094
Genesys Cloud Services Topco, LLC, Class P2, convertible preferred shares[3,4]	13,070,000	6,274
Genesys Cloud Services Topco, LLC, Class P3, convertible preferred shares[3,4]	13,070,000	6,274
Genesys Cloud Services Topco, LLC, Class P4, convertible preferred shares[3,4]	13,070,000	6,274
Genesys Cloud Services Topco, LLC, Class P1, convertible preferred shares[3,4]	13,070,000	6,273
Total convertible stocks (cost: $84,303,000)		50,189
Short-term securities 4.00% Money market investments 3.99%
Capital Group Central Cash Fund 5.46%[5,7]	30,419,725	3,041,973
AMCAP Fund — Page 5 of 9

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.01%	Shares	Value (000)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.28%[7,8]	1,797,731	$1,797
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%[7,8]	900,000	900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.24%[7,8]	800,000	800
Capital Group Central Cash Fund 5.46%[5,7,8]	7,988	799
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.26%[7,8]	700,000	700
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.25%[7,8]	500,000	500
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.25%[7,8]	500,000	500
Fidelity Investments Money Market Government Portfolio, Class I 5.24%[7,8]	300,000	300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.30%[7,8]	100,000	100
		6,396
Total short-term securities (cost: $3,048,243,000)		3,048,369
Total investment securities 100.06% (cost: $47,743,453,000)		76,250,175
Other assets less liabilities (0.06)%		(47,976)
Net assets 100.00%		$76,202,199
Investments in affiliates5

	Value at 3/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Common stocks 5.29%
Health care 0.28%
Haemonetics Corp.[1]	$200,138	$4,554	$216	$80	$7,623	$212,179	$—
Consumer discretionary 3.59%
TopBuild Corp.[1]	523,974	—	72,685	11,830	206,152	669,271	—
Burlington Stores, Inc.[1]	662,344	172,909	111,401	(9,233)	(111,889)	602,730	—
Churchill Downs, Inc.	226,534	373,530	348	50	(27,847)	571,919	1,887
Floor & Decor Holdings, Inc., Class A1,2	142,955	380,694	237	78	(16,080)	507,410	—
YETI Holdings, Inc.[1]	217,589	2,339	212	62	20,154	239,932	—
Helen of Troy, Ltd.[1]	145,172	11,539	162	58	(9,622)	146,985	—
Chegg, Inc.[9]	103,762	—	62,035	(99,365)	57,638	—	—
						2,738,247
Industrials 1.42%
Ceridian HCM Holding, Inc.[1]	631,632	96,176	115,613	(26,265)	(17,627)	568,303	—
XPO, Inc.[1]	—	390,676	240	47	123,895	514,378	—
Woodward, Inc.[10]	398,230	—	184,444	10,225	124,664	—	2,311
MDA, Ltd.[1,10]	37,698	—	12,042	(14,094)	22,267	—	—
						1,082,681
Total common stocks						4,033,107
Short-term securities 4.00%
Money market investments 4.00%
Capital Group Central Cash Fund 5.46%[7]	4,550,367	7,891,432	9,399,905	881	(802)	3,041,973	150,739
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.46%[7,8]	11,212		10,413 [11]			799	— [12]
Total short-term securities						3,042,772
Total 9.29%				$(125,646)	$378,526	$7,075,879	$154,937
AMCAP Fund — Page 6 of 9

unaudited
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Genesys Cloud Services Topco, LLC, Class P, convertible preferred shares[3]	11/26/2021	$42,151	$25,094	.03%
Genesys Cloud Services Topco, LLC, Class P2, convertible preferred shares[3]	11/26/2021	10,538	6,274.01
Genesys Cloud Services Topco, LLC, Class P3, convertible preferred shares[3]	11/26/2021	10,538	6,274.01
Genesys Cloud Services Topco, LLC, Class P4, convertible preferred shares[3]	11/26/2021	10,538	6,274.01
Genesys Cloud Services Topco, LLC, Class P1, convertible preferred shares[3]	11/26/2021	10,538	6,273.01
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3]	9/29/2023	9,538	9,539.01
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3]	8/24/2023	7,055	7,255.01
Stripe, Inc., Class B1,3	5/6/2021 - 8/24/2023	8,432	4,824	.01 [13]
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3]	8/24/2023	2,502	2,573	.00 [13]
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	3,475	1,918	.00 [13]
Total		$115,305	$76,298	.10%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $121,742,000, which represented .16% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $76,298,000, which represented .10% of the net assets of the fund.

[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 11/30/2023.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Affiliated issuer during the reporting period but no longer held at 11/30/2023.
[10]	Affiliated issuer during the reporting period but no longer an affiliate at 11/30/2023. Refer to the investment portfolio for the security value at 11/30/2023.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
[13]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
AMCAP Fund — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of November 30, 2023 (dollars in thousands):
AMCAP Fund — Page 8 of 9

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$18,710,908	$—	$4,824	$18,715,732
Health care	13,642,674	—	—	13,642,674
Consumer discretionary	12,471,718	—	—	12,471,718
Industrials	9,977,293	—	—	9,977,293
Financials	6,682,413	—	—	6,682,413
Communication services	5,707,674	—	—	5,707,674
Consumer staples	3,058,877	—	—	3,058,877
Other	2,760,077	—	—	2,760,077
Preferred securities	113,874	—	21,285	135,159
Rights & warrants	—	—	— *	— *
Convertible stocks	—	—	50,189	50,189
Short-term securities	3,048,369	—	—	3,048,369
Total	$76,173,877	$—	$76,298	$76,250,175
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-002-0124O-S96467
AMCAP Fund — Page 9 of 9